MINERAL RIGHTS	6 Months Ended
Jun. 30, 2021
Mineral Rights
MINERAL RIGHTS

6. MINERAL RIGHTS

	Platosa	Beschefer	Silver City	Kilgore	Oakley
	(Mexico)	(Canada)	(Germany) (1)	(Idaho) (2)	(Idaho) (3)	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	3,785	1,428	245	-	-	5,458
Accumulated amortization	(2,782)	-	-	-	-	(2,782)
Opening net book value	1,003	1,428	245	-	-	2,676

Year ended December 31, 2020
Opening net book value	1,003	1,428	245	-	-	2,676
Acquisitions	-	-	317	13,711	5,332	19,360
Additions	-	-	-	45	32	77
Disposals	-	(1,348)	-	-	-	(1,348)
Depletion and amortization	(178)	-	-			(178)
Exchange differences	(21)	(80)	25	-	-	(76)
Closing net book value	804	-	587	13,756	5,364	20,511

At December 31, 2020
Cost	3,721	-	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	-	(2,917)
Opening net book value	804	-	587	13,756	5,364	20,511

Period ended June 30, 2021
Opening net book value	804	-	587	13,756	5,364	20,511
Additions	-	-	75	-	-	75
Payments received under earn-in agreement	-	-	-	-	(75)	(75)
Depletion and amortization	(113)	-	-	-	-	(113)
Exchange differences	18	-	20	-	-	38
Closing net book value	709	-	682	13,756	5,289	20,436

At June 30, 2021
Cost	3,796	-	682	13,756	5,289	23,523
Accumulated amortization	(3,087)	-	-	-	-	(3,087)
Closing net book value	709	-	682	13,756	5,289	20,436

(1)	On September 24, 2019 the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Braunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the Globex Agreement and recorded as an addition to mineral rights ($245). On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights ($317).

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

In March 2021, the Frauenstein, Mohorn and Oederan exploration licenses were granted to the Company following applications to the Sächsisches Oberbergamt (Saxon Mining Authority), increasing the Silver City ground position by 17,600 hectares.

(2)	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition. The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.

(3)	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition. The Oakley Project includes Blue Hill Creek, Matrix Creek, Cold Creek:

■	Blue Hill Creek (“BHC”) – 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a 2% net smelter returns (“NSR”) royalty on gold.
■	Matrix Creek – 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to a 2% NSR on gold. The NSRs at BHC and Matrix Creek can be purchased for a total of $2,000.
■	Cold Creek – 117 unpatented federal lode mining claims.

On February 26, 2020, Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,000 and cash payments to the Company of $550 over a six-year period. During the term of the Oakley Agreement, Excellon is Project Manager and earns 10% of the approved exploration expenditures for technical oversight and project management.

In Q1 2021, the Company received a payment of $75 from Centerra under the earn-in agreement. In accordance with the Company’s farm-out accounting policy this amount was credited to the Oakley Project.